Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Notes payable current, debt discount	$ 99,768	$ 152,720	$ 150,286
Notes payable non-current, debt discount	$ 843	$ 27,244	$ 7,999
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.001	$ 0.001
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares Issued	5,491,605	4,699,035	3,338,661
Common stock, shares Outstanding	5,491,605	4,699,035	3,310,729
Treasury stock, at cost shares		0	27,932